CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash	$ 1,780,760	$ 808,915
Restricted cash	66,490	147,119
Accounts receivable, net	1,937,232	2,112,682
Inventories	375,230	5,840
Contract assets, net	4,686,136	3,270,627
Contract fulfilment costs, net	0	2,441,995
Advance to suppliers	42,753	81,823
Other receivables, net	151,408	201,652
Deferred IPO costs	861,698	843,099
TOTAL CURRENT ASSETS	9,901,707	9,913,752
Property and equipment, net	132,663	127,827
Right-of-use assets – operating leases	53,278	71,836
Restricted cash – non-current	128,157	201,280
Contract assets, net – non-current	1,013,309	1,000,672
Prepayments for fixed assets	600,596	124,953
Software, net	94,359	110,791
Deferred tax assets	301,890	271,482
TOTAL NON-CURRENT ASSETS	2,324,252	1,908,841
TOTAL ASSETS	12,225,959	11,822,593
CURRENT LIABILITIES:
Short-term bank loans	2,487,357	1,859,610
Current portion of long-term loans	787,450
Operating lease liabilities – current	35,421	34,515
Contract liabilities	76,674	512,171
Accounts payable	1,849,268	1,865,458
Other payables and accrued liabilities	840,656	695,788
Due to shareholders	351,141	56,778
Taxes payable	1,647,183	1,802,390
TOTAL CURRENT LIABILITIES	8,075,150	6,826,710
NON-CURRENT LIABILITIES
Long-term loans	177,176	569,995
Operating lease liabilities – non-current	19,841	41,425
TOTAL NON-CURRENT LIABILITIES	197,017	611,420
TOTAL LIABILITIES	8,272,167	7,438,130
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*	6	6
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*
Additional paid in capital	2,860,566	2,860,566
Statutory reserves	186,225	186,225
Accumulated profits	1,150,922	1,519,737
Accumulated other comprehensive loss	(243,927)	(182,071)
TOTAL SHAREHOLDERS’ EQUITY	3,953,792	4,384,463
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 12,225,959	$ 11,822,593